TRANSITION PERIOD COMPARATIVE DATA - Statements of consolidated Net Income (loss) (Details) - USD ($)	3 Months Ended						6 Months Ended				12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Commissions	$ 1,598,153		$ 1,750,159				$ 2,981,981	$ 2,679,673
Vetting fees	357,601		340,050				722,984	499,125
Clearing fees	785,227		624,550				1,832,939	756,393
Net gain/(loss) on firm trading accounts	2,245		6,390				3,956	10,046
Other revenue	3,273		9,650				8,721	56,246
TOTAL REVENUES	2,746,499		2,730,799				5,550,581	4,001,483
EXPENSES
Compensation, payroll taxes and benefits	1,580,182		1,355,058				2,859,486	2,386,837
Data processing and clearing costs	629,733		843,824				1,241,379	1,299,527
Regulatory, professional fees and related expenses	1,107,762		112,216	$ 611,934			2,203,581	11,649,470	$ 1,252,747
Stock compensation - founder share transfer								1,462,650
Communications	126,089		172,018				278,843	254,608
Occupancy and equipment	54,428		54,765				108,432	76,324
Transfer fees	39,917		54,807				91,507	75,425
Bank charges	53,425		52,077				109,326	88,253
Intangible assets amortization	355,268		337,911				662,459	791,375
Other			147,042					185,840
Other operating and formation cost						$ 577,313		185,840		$ 1,485,122
TOTAL EXPENSES	3,895,648		3,129,718	611,934		577,313	7,640,832	18,270,309	1,252,747	1,485,122	$ 2,737,871	$ 3,024,231
LOSS FROM OPERATIONS	(1,149,149)		(398,919)	(611,934)		(577,313)	(2,090,251)	(14,268,826)	(1,252,747)	(1,485,122)	(2,737,871)	(3,024,231)
OTHER INCOME/(EXPENSE)
Interest income			587,637			8,458		938,802		8,458	22,195
Interest earned on marketable securities held in Trust Account						727,468		256,279		2,028,921
Gain/Loss on Fixed assets			146,706					146,706
Net gain on settlement						829,853		146,706		829,853	829,853
Loss on AtlasClear asset acquisition			(17,845,813)					(86,392,769)
Change in fair value of warrant liability derivative	(61,531)		307,656	184,594		(184,594)	184,594			(123,062)	(123,062)	6,953,336
Change in fair value, convertible note derivative	823,076		(992,152)				3,990,385	(3,585,902)
Change in fair value, long-term and short-term note derivative	294,729		(3,101,057)				11,447,599	(11,208,055)
Change in fair value of non-redemption agreement				451,546				(164,626)	439,787		439,787
Change in fair value, contingent guarantee			(3,256,863)				(839,775)	(3,256,863)
Change in fair value of earnout liability	1,594,000		(1,115,000)				1,254,000	(1,335,000)
Change in fair value of subscription agreement	(13,041)		(4,413,946)				(47,882)	(38,796)
Extinguishment of stock payable			985,072					985,072
Extinguishment of accrued expenses			114,199					879,473
Interest expense	(2,667,285)		(3,210,786)				(4,124,281)	(3,732,178)
TOTAL OTHER INCOME/(EXPENSE)	644,091		(31,794,347)	988,652		1,381,185	12,354,978	(106,507,857)	1,514,689	2,744,170	4,258,859	14,606,651
Income before provision for income taxes	(505,058)		(32,193,266)	376,718		803,872	10,264,727	(120,776,683)	261,942	1,259,048	1,520,988	11,582,420
Income tax (expense) benefit	85,368		563,736	(3,718)		(318,313)	63,616	569,736	(144,920)	(581,118)	(726,038)	(536,853)
NET INCOME/(LOSS)	$ (419,690)	$ 10,748,033	$ (31,629,530)	$ 373,000	$ (255,978)	$ 485,559	$ 10,328,343	$ (120,206,947)	$ 117,022	$ 677,930	$ 794,950	$ 11,045,567